Borrowings (Details) - Schedule of Borrowings - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Borrowings [Abstract]
Current portion of long-term bank borrowings	$ 1,039,988	$ 947,559
Current portion of long-term third-party borrowing	2,469,721	2,234,057
Long-term bank borrowings	138,212	432,179
Long-term third-party borrowing	13,589,362	13,467,639
Total borrowings	$ 17,237,283	$ 17,081,434